Contingencies and Commitments - Additional Information (Detail)				1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended				15 Months Ended
	Oct. 09, 2012 USD ($) Installment	Nov. 19, 2009 USD ($) Plant	Feb. 27, 2008 USD ($)	Jun. 30, 2012 USD ($) Installment	Jun. 30, 2012 EUR (€)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($) Installment	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Installment Installments Country	Dec. 31, 2015 EUR (€) Installment Installments Country	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Oct. 09, 2013 USD ($)	Feb. 21, 2013 USD ($)	Feb. 21, 2013 EUR (€)	Dec. 31, 2012 t	Oct. 02, 2012 USD ($)	Jun. 30, 2012 EUR (€) Installment	May 26, 2012 USD ($)	May 26, 2012 EUR (€)	Mar. 26, 2012 USD ($)	Mar. 26, 2012 EUR (€)	Sep. 30, 2010 t	Nov. 19, 2009 EUR (€)
Loss Contingencies [Line Items]
Restructuring and other charges						$ 17,000,000	$ 54,000,000					$ 109,000,000	$ 297,000,000	$ 983,000,000		$ 863,000,000	$ 712,000,000
Amount of settlement offer rejected									$ 60,000,000
Charges recorded of settlement amount									0
Legal costs																	$ 391,000,000
Civil settlement														85,000,000
Government investigations and legal charges														384,000,000
Management estimate for maximum exposure from class action																										$ 110,000,000	€ 85,000,000	$ 110,000,000	€ 85,000,000
Charge recorded in Restructuring and other charges														$ 37,000,000	€ 34,000,000
Recovery amount				$ 375,000,000	€ 303,000,000
Reduction in recovery amount				65,000,000							$ 65,000,000														€ 53,000,000
Payments to Italian Government				$ 310,000,000	€ 250,000,000
Payments to Italian Government, installments amount																		$ 69,000,000	€ 50,000,000
Number of installments, litigation payment | Installment				5							5														5
Amount of curtailment, metric-tons-per-year | t																														44,000
ITALY
Loss Contingencies [Line Items]
Number of years operating under a power supply structure														10 years	10 years
Charge related to European Commission announcement		$ 250,000,000																													€ 173,000,000
Number of smelters | Plant		2
Write-off of receivable		$ 20,000,000																													14,000,000
Establishment reserve		$ 230,000,000																													€ 159,000,000
IT [Member]
Loss Contingencies [Line Items]
Restructuring and other charges														$ 164,000,000	€ 150,000,000
Noncurrent asset excess of total assets														100,000,000	91,000,000
Amount owned by owed by the Italian Government to Alcoa														58,000,000	53,000,000
Interest previously paid,write-off														$ 6,000,000	€ 6,000,000
Portovesme [Member]
Loss Contingencies [Line Items]
Amount of curtailment, metric-tons-per-year | t																							150,000
AWAC [Member]
Loss Contingencies [Line Items]
Number of countries | Country														7	7
Aluminium Bahrain [Member]
Loss Contingencies [Line Items]
Cash payment for suit settlement									103,000,000
Restructuring and other charges									103,000,000
Aluminium Bahrain B S C Vs Alcoa Inc [Member]
Loss Contingencies [Line Items]
Period of alleged conspiracy, years			15 years
Damages claimed, value			$ 1,000,000,000
Agreed amount payable on settlement	$ 85,000,000
Litigation settlement number of installments | Installment	2
Contingency settlement agreement amount paid																				$ 42,500,000				$ 42,500,000
Contingency settlement agreement future payable date														October 9, 2012	October 9, 2012
Cash payment for suit settlement										$ 40,000,000
Restructuring and other charges											$ 45,000,000
Department Of Justice [Member]
Loss Contingencies [Line Items]
Agreed amount payable on settlement														$ 223,000,000
Contingency settlement agreement future payable date														AWA agreed to pay a total of $223, including a fine of $209 payable in five equal installments over four years. The first installment of $41.8, plus a one-time administrative forfeiture of $14, was paid in the first quarter of 2014, the second installment of $41.8 was paid in the first quarter of 2015, and the remaining installments of $41.8 each will be paid in the first quarters of 2016 through 2018 (the third installment was paid on January 8, 2016)	AWA agreed to pay a total of $223, including a fine of $209 payable in five equal installments over four years. The first installment of $41.8, plus a one-time administrative forfeiture of $14, was paid in the first quarter of 2014, the second installment of $41.8 was paid in the first quarter of 2015, and the remaining installments of $41.8 each will be paid in the first quarters of 2016 through 2018 (the third installment was paid on January 8, 2016)
Agreement settlement effective date														Jan. 09, 2014	Jan. 09, 2014
Number of installments | Installments														5,000,000	5,000,000
Number of years in which installments is payable														4 years	4 years
Fine payable over four years period														$ 209,000,000
Installments payable in first quarters of 2014														41,800,000
One-time administrative forfeiture amount														14,000,000
Installments payable in first quarters of 2015														41,800,000
Installments payable in first quarters of 2016														41,800,000
Installments payable in first quarters of 2017														41,800,000
Installments payable in first quarters of 2018														41,800,000
Securities And Exchange Commission [Member]
Loss Contingencies [Line Items]
Agreed amount payable on settlement														$ 175,000,000
Contingency settlement agreement future payable date														ParentCo agreed to a settlement amount of $175, but will be given credit for the $14 one-time forfeiture payment, which is part of the DOJ resolution, resulting in a total cash payment to the SEC of $161 payable in five equal installments over four years. The first and second installments of $32.2 each were paid to the SEC in the first quarter of 2014 and 2015, respectively, and the remaining installments of $32.2 each will be paid in the first quarters of 2016 through 2018	ParentCo agreed to a settlement amount of $175, but will be given credit for the $14 one-time forfeiture payment, which is part of the DOJ resolution, resulting in a total cash payment to the SEC of $161 payable in five equal installments over four years. The first and second installments of $32.2 each were paid to the SEC in the first quarter of 2014 and 2015, respectively, and the remaining installments of $32.2 each will be paid in the first quarters of 2016 through 2018
Cash payment for suit settlement														$ 161,000,000
Number of years in which installments is payable														4 years	4 years
Installments payable in first quarters of 2014														$ 32,200,000
One-time administrative forfeiture amount														14,000,000
Installments payable in first quarters of 2015														32,200,000
Installments payable in first quarters of 2016														32,200,000
Installments payable in first quarters of 2017														32,200,000
Installments payable in first quarters of 2018														$ 32,200,000
Number of installments | Installment														5	5
Department Of Justice And Securities Exchange Commission [Member]
Loss Contingencies [Line Items]
Charges recorded of settlement amount								$ 288,000,000
Legal costs								$ 7,000,000
Charges in respect of the investigations									$ 103,000,000
Alcoa Trasformazioni [Member]
Loss Contingencies [Line Items]
Management estimate for maximum exposure from class action																					$ 97,000,000	€ 76,000,000
Alcoa [Member]
Loss Contingencies [Line Items]
Percentage to allocate cost of Alba civil settlement and all legal fees														85.00%	85.00%
Percentage of civil settlement and all legal costs associated with civil suit and government investigations														60.00%	60.00%
Alcoa [Member] | AWAC [Member]
Loss Contingencies [Line Items]
Percentage owns on settlement																60.00%
Alumina [Member]
Loss Contingencies [Line Items]
Percentage to allocate cost of Alba civil settlement and all legal fees														15.00%	15.00%
Percentage of civil settlement and all legal costs associated with civil suit and government investigations														40.00%	40.00%
Alumina [Member] | AWAC [Member]
Loss Contingencies [Line Items]
Percentage owns on settlement																40.00%
Minimum [Member]
Loss Contingencies [Line Items]
Provision for contract losses																					0
Maximum [Member]
Loss Contingencies [Line Items]
Provision for contract losses																					$ 97,000,000	€ 76,000,000